PROPERTY AND EQUIPMENT, NET - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 388	$ 354	$ 328
Capitalized internally developed and purchased software amortization	$ 255	$ 220	$ 191